Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Subscriptions Received	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2013	$ 517	$ 12,668,580		$ (7,806,914)	$ 4,862,183
Balance (Shares) at Dec. 31, 2013	51,654,135
Shares issued for services rendered or to be rendered in a future period at an average fair value of $0.95	$ 26	$ 508,974			509,000
Shares issued for services rendered or to be rendered in a future period at an average fair value of $0.95 (Shares)	2,621,902
Common stock issuable at Dec. 31, 2014			$ 100,000		100,000
Stock-based compensation		$ 166			166
Net Loss				$ (2,731,326)
Ending Balance at Dec. 31, 2014	$ 543	$ 13,177,720	$ 100,000	$ (10,538,240)	$ 2,740,023
Ending Balance (Shares) at Dec. 31, 2014	54,276,037
Common stock issuable at Dec. 31, 2015
Shares issued for cash at $0.10	$ 105	1,049,895	$ (100,000)		$ 950,000
Shares issued for cash at $0.10 (Shares)	10,500,000
Shares issued for debt settlement at $0.10	$ 1	9,999			$ 10,000
Shares issued for debt settlement at $0.10 (Shares)	100,000
Shares issued for share issuance costs at a fair value of $0.10 per share	$ 2	(2)
Shares issued for share issuance costs at a fair value of $0.10 per share (Shares)	200,000
Shares issued for employment services at an average fair value of $0.14 per share	$ 1	13,024			$ 13,024
Shares issued for employment services at an average fair value of $0.14 per share	96,165
Shares issued to a director pursuant to an employment contract at a fair value of $0.08 per share	$ 2	21,998			$ 22,000
Shares issued to a director pursuant to an employment contract at a fair value of $0.08 per share	275,000
Shares issued as security for an accrued liability	$ 30	(30)
Shares issued as security for an accrued liability	3,000,000
Stock-based compensation		$ 606,556			$ 606,556
Net Loss				$ (2,708,926)
Ending Balance at Dec. 31, 2015	$ 684	$ 14,879,160		$ (13,247,166)	$ 1,632,678
Ending Balance (Shares) at Dec. 31, 2015	68,447,202